Portfolio of Investments
Columbia Global Opportunities Fund, April 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 0.5%
	Shares	Value ($)
United States 0.5%
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	718,505	2,514,767
Total Alternative Strategies Funds (Cost $3,327,309)		2,514,767

Common Stocks 63.5%
Issuer	Shares	Value ($)
Argentina 0.1%
Globant SA(b)	2,315	267,776
MercadoLibre, Inc.(b)	361	210,647
Total		478,423
Australia 0.2%
Ansell Ltd.	56,302	1,038,332
Brazil 0.7%
Afya Ltd., Class A(b)	27,206	591,458
Arco Platform Ltd., Class A(b)	5,794	290,975
BK Brasil Operacao e Assessoria a Restaurantes SA	106,300	189,616
Itaú Unibanco Holding SA, ADR	71,467	300,876
Localiza Rent a Car SA	23,367	147,647
Lojas Renner SA	29,600	209,512
Magazine Luiza SA	53,400	493,355
Notre Dame Intermedica Participacoes SA	31,700	320,678
Pagseguro Digital Ltd., Class A(b)	8,811	223,183
Stone Co., Ltd., Class A(b)	13,615	359,164
XP, Inc., Class A(b)	12,202	307,002
Total		3,433,466
Canada 1.6%
Alimentation Couche-Tard, Inc., Class B	61,872	1,726,433
Barrick Gold Corp.	70,677	1,817,812
Cameco Corp.	117,193	1,167,242
Parex Resources, Inc.(b)	27,624	302,843
Stars Group, Inc. (The)(b)	44,464	1,240,373
Yamana Gold, Inc.	286,564	1,341,120
Total		7,595,823
Common Stocks (continued)
Issuer	Shares	Value ($)
China 3.6%
58.Com, Inc., ADR(b)	6,278	326,142
Alibaba Group Holding Ltd., ADR(b)	18,616	3,772,905
BeiGene Ltd., ADR(b)	2,147	328,126
China Resources Cement Holdings Ltd.	392,000	533,396
Country Garden Services Holdings Co., Ltd.	104,000	480,498
Glodon Co., Ltd., Class A	20,400	149,840
JD.com, Inc., ADR(b)	14,659	631,803
Kingdee International Software Group Co., Ltd.	295,000	421,901
Kweichow Moutai Co., Ltd., Class A	3,000	534,432
Li Ning Co., Ltd.	110,500	348,901
Midea Group Co., Ltd., Class A	34,100	255,526
NetEase, Inc., ADR	1,100	379,456
New Oriental Education & Technology Group, Inc., ADR(b)	2,818	359,746
Ping An Insurance Group Co. of China Ltd., Class H	99,500	1,012,538
Shenzhou International Group Holdings Ltd.	45,900	529,761
Skshu Paint Co., Ltd.	17,800	268,786
TAL Education Group, ADR(b)	9,127	494,592
Tencent Holdings Ltd.	109,400	5,751,097
WuXi AppTec Co., Ltd., Class H	24,500	345,418
Wuxi Biologics Cayman, Inc.(b)	54,500	848,370
Total		17,773,234
Denmark 0.1%
Novo Nordisk A/S, Class B	11,547	736,583
Finland 0.7%
Neste OYJ	26,362	930,988
UPM-Kymmene OYJ	56,476	1,548,864
Valmet OYJ(b)	47,167	1,078,666
Total		3,558,518
France 1.3%
AXA SA	62,354	1,108,435
Capgemini SE	18,910	1,777,743
DBV Technologies SA, ADR(b)	21,486	133,643
Eiffage SA	14,181	1,158,897
Sanofi	12,479	1,218,870
Columbia Global Opportunities Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Total SA	19,997	709,742
Total		6,107,330
Germany 0.7%
Aroundtown SA	168,060	903,973
Bayer AG, Registered Shares	13,041	857,698
Covestro AG	30,747	1,032,827
Duerr AG	19,300	450,360
Total		3,244,858
Hong Kong 0.5%
AIA Group Ltd.	75,000	688,333
Galaxy Entertainment Group Ltd.	26,000	167,219
Techtronic Industries Co., Ltd.	56,000	424,621
WH Group Ltd.	1,068,000	1,018,608
Total		2,298,781
Hungary 0.1%
OTP Bank Nyrt	18,476	547,185
India 1.0%
Apollo Hospitals Enterprise Ltd.	12,363	227,511
Asian Paints Ltd.	11,733	273,767
Avenue Supermarts Ltd.(b)	9,970	312,487
Bajaj Finance Ltd.	7,343	224,518
Balkrishna Industries Ltd.	25,582	312,653
Bandhan Bank Ltd.	44,509	152,740
Eicher Motors Ltd.	1,247	242,150
HDFC Bank Ltd., ADR	23,092	1,001,038
HDFC Life Insurance Co., Ltd.(b)	50,541	334,702
Indraprastha Gas Ltd.	20,847	132,052
Jubilant Foodworks Ltd.	5,443	116,767
Reliance Industries Ltd.	53,174	1,033,863
SBI Cards & Payment Services Ltd.(b)	21,622	172,512
Tech Mahindra Ltd.	24,717	177,767
Total		4,714,527
Indonesia 0.4%
PT Ace Hardware Indonesia Tbk	3,154,700	321,099
PT Bank Central Asia Tbk	478,600	829,026
PT Bank Rakyat Indonesia Persero Tbk	3,422,300	622,474
PT Bank Tabungan Pensiunan Nasional Syariah Tbk	1,125,400	164,767
Common Stocks (continued)
Issuer	Shares	Value ($)
PT Pakuwon Jati Tbk	2,010,200	50,481
Total		1,987,847
Ireland 0.4%
Amarin Corp. PLC, ADR(b)	6,571	50,005
Trane Technologies PLC	22,411	1,959,170
Total		2,009,175
Israel 0.3%
Bank Hapoalim BM	139,361	893,242
Bezeq Israeli Telecommunication Corp., Ltd.(b)	783,684	559,152
Caesarstone Ltd.	8,550	83,876
Total		1,536,270
Italy 0.3%
Esprinet SpA	86,514	408,740
Recordati SpA	29,631	1,290,362
Total		1,699,102
Japan 5.1%
Amano Corp.	50,900	1,045,043
Bandai Namco Holdings, Inc.	20,300	1,014,319
BayCurrent Consulting, Inc.	14,300	810,361
CYBERDYNE, Inc.(b)	12,400	49,223
Invincible Investment Corp.	2,417	618,419
ITOCHU Corp.	85,300	1,672,316
JustSystems Corp.	15,300	935,628
Kinden Corp.	44,400	714,445
Koito Manufacturing Co., Ltd.	16,600	625,285
Matsumotokiyoshi Holdings Co., Ltd.	45,700	1,572,931
Meitec Corp.	13,700	604,913
Nihon M&A Center, Inc.	40,500	1,321,207
Nippon Telegraph & Telephone Corp.	76,100	1,733,074
ORIX Corp.	101,800	1,197,931
Round One Corp.	107,500	880,266
Shionogi & Co., Ltd.	23,900	1,319,938
Ship Healthcare Holdings, Inc.	17,700	800,515
Sony Corp.	30,300	1,949,930
Subaru Corp.	23,600	472,342
Sumitomo Mitsui Financial Group, Inc.	30,300	796,806
Takeda Pharmaceutical Co., Ltd.	63,251	2,280,923
Takuma Co., Ltd.	92,200	996,833

2	Columbia Global Opportunities Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Toyota Motor Corp.	11,800	729,557
ValueCommerce Co., Ltd.	29,500	604,483
Total		24,746,688
Malta 0.0%
BGP Holdings PLC(b),(c),(d)	581,000	1
Marshall Islands 0.0%
Costamare, Inc.	13,400	67,268
DHT Holdings, Inc.	5,700	41,382
Dorian LPG Ltd.(b)	1,100	10,439
Total		119,089
Netherlands 1.5%
ABN AMRO Bank NV	85,975	659,510
ASR Nederland NV	40,343	1,085,352
ING Groep NV	98,537	552,082
Koninklijke Ahold Delhaize NV	73,615	1,787,398
NXP Semiconductors NV	19,155	1,907,263
Signify NV	54,196	1,103,233
uniQure NV(b)	1,100	70,004
Total		7,164,842
Norway 0.4%
BW LPG Ltd.	92,038	314,021
SalMar ASA	36,159	1,409,225
Total		1,723,246
Pakistan 0.1%
Lucky Cement Ltd.	100,800	295,684
Oil & Gas Development Co., Ltd.	266,300	175,062
Total		470,746
Peru 0.1%
Credicorp Ltd.	2,637	392,966
Philippines 0.2%
Ayala Land, Inc.	1,012,500	632,126
BDO Unibank, Inc.	102,340	201,371
Total		833,497
Portugal 0.0%
Banco Espirito Santo SA, Registered Shares(b),(c),(d)	641,287	1
Common Stocks (continued)
Issuer	Shares	Value ($)
Puerto Rico 0.2%
EVERTEC, Inc.	3,975	100,726
Popular, Inc.	26,391	1,018,429
Total		1,119,155
Russian Federation 0.6%
Detsky Mir PJSC	171,772	202,879
Lukoil PJSC, ADR	8,078	526,991
Mail.ru Group Ltd., GDR(b),(e)	8,475	152,697
Sberbank of Russia PJSC, ADR	93,233	989,803
TCS Group Holding PLC, GDR(e)	10,461	145,408
Yandex NV, Class A(b)	22,948	866,975
Total		2,884,753
Singapore 0.2%
DBS Group Holdings Ltd.	55,700	784,206
South Africa 0.3%
AVI Ltd.	48,182	204,576
Capitec Bank Holdings Ltd.	3,397	165,600
Naspers Ltd., Class N	7,089	1,103,393
Total		1,473,569
South Korea 1.6%
GS Home Shopping, Inc.	2,406	252,082
Hyundai Home Shopping Network Corp.	6,056	357,844
Kakao Corp.	1,680	253,880
NAVER Corp.	2,242	363,497
Pearl Abyss Corp.(b)	1,463	231,402
Samsung Electro-Mechanics Co., Ltd.	6,372	595,724
Samsung Electronics Co., Ltd.	90,410	3,717,439
Samsung SDI Co., Ltd.	1,204	284,428
SK Hynix, Inc.	14,046	966,611
Youngone Corp.	34,560	774,794
Total		7,797,701
Spain 0.5%
ACS Actividades de Construccion y Servicios SA	45,596	1,140,193
Endesa SA	35,550	788,505
Tecnicas Reunidas SA(b)	33,113	507,435
Total		2,436,133

Columbia Global Opportunities Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 0.2%
Granges AB	72,428	529,222
Samhallsbyggnadsbolaget i Norden AB	282,669	547,405
Total		1,076,627
Switzerland 1.0%
Landis+Gyr Group AG(b)	12,367	835,144
Nestlé SA, Registered Shares	12,806	1,356,284
Roche Holding AG, Genusschein Shares	7,401	2,562,947
Total		4,754,375
Taiwan 0.8%
MediaTek, Inc.	34,000	469,487
Parade Technologies Ltd.	29,000	712,752
Sea Ltd. ADR(b)	3,690	205,090
Taiwan Semiconductor Manufacturing Co., Ltd.	237,530	2,396,155
Total		3,783,484
Thailand 0.2%
Muangthai Capital PCL, Foreign Registered Shares	503,000	731,696
Srisawad Corp., PCL, Foreign Registered Shares	100,700	166,291
Tisco Financial Group PCL, Foreign Registered Shares	91,700	205,841
Total		1,103,828
United Kingdom 2.3%
BP PLC	216,861	854,523
British American Tobacco PLC	51,511	1,985,453
BT Group PLC	455,426	663,793
Crest Nicholson Holdings PLC	118,728	382,564
DCC PLC	27,660	1,966,872
GW Pharmaceuticals PLC, ADR(b)	2,896	290,005
John Wood Group PLC	135,327	342,660
Just Group PLC(b)	825,899	577,750
Legal & General Group PLC	408,109	1,049,249
Royal Dutch Shell PLC, Class B	118,419	1,895,728
TP ICAP PLC	273,827	1,169,028
WPP PLC	37,741	292,837
Total		11,470,462
Common Stocks (continued)
Issuer	Shares	Value ($)
United States 36.2%
Abbott Laboratories	32,823	3,022,670
AbbVie, Inc.	27,258	2,240,608
ACADIA Pharmaceuticals, Inc.(b)	6,136	296,430
Acceleron Pharma, Inc.(b)	510	46,170
Adobe, Inc.(b)	8,915	3,152,701
Aegion Corp.(b)	900	14,445
Aerie Pharmaceuticals, Inc.(b)	13,776	209,946
Alexander’s, Inc.	45	14,187
Alexion Pharmaceuticals, Inc.(b)	13,841	1,487,492
Allstate Corp. (The)	21,015	2,137,646
Alphabet, Inc., Class C(b)	6,027	8,128,374
Amazon.com, Inc.(b)	3,576	8,847,024
Ameren Corp.	24,759	1,801,217
American Assets Trust, Inc.	2,150	60,888
American Electric Power Co., Inc.	24,443	2,031,458
American Equity Investment Life Holding Co.	2,325	48,872
American Software, Inc., Class A	2,700	44,496
American Woodmark Corp.(b)	1,340	68,889
AMERISAFE, Inc.	180	11,461
Amkor Technology, Inc.(b)	10,510	103,839
Amneal Pharmaceuticals, Inc.(b)	11,300	41,019
Amphastar Pharmaceuticals, Inc.(b)	4,500	76,275
Apple, Inc.	23,807	6,994,497
ArcBest Corp.	2,115	43,083
Arcutis Biotherapeutics, Inc.(b)	2,200	65,384
Arena Pharmaceuticals, Inc.(b)	2,470	120,956
Arrowhead Pharmaceuticals, Inc.(b)	1,030	35,463
Artisan Partners Asset Management, Inc., Class A	4,075	119,968
Ascent Resources, Class B(b),(c),(d)	195,286	43,744
Ashford Hospitality Trust, Inc.	15,600	12,828
Atara Biotherapeutics, Inc.(b)	2,050	16,995
Atkore International Group, Inc.(b)	3,600	87,624
Avista Corp.	2,775	119,436
Bancorp, Inc. (The)(b)	10,300	71,791
Bank of America Corp.	122,109	2,936,721
Barrett Business Services, Inc.	1,400	68,488
Baxter International, Inc.	24,279	2,155,490
Benchmark Electronics, Inc.	4,600	95,036

4	Columbia Global Opportunities Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
BioMarin Pharmaceutical, Inc.(b)	11,288	1,038,722
Black Diamond Therapeutics, Inc.(b)	1,897	70,265
bluebird bio, Inc.(b)	770	41,488
Blueprint Medicines Corp.(b)	920	54,124
BMC Stock Holdings, Inc.(b)	5,150	109,437
Boise Cascade Co.	3,000	93,810
Brady Corp., Class A	2,500	108,850
Brinker International, Inc.	1,625	37,830
Bristol-Myers Squibb Co.	30,382	1,847,529
Broadcom, Inc.	14,991	4,071,855
Buckle, Inc. (The)	4,050	62,005
Builders FirstSource, Inc.(b)	6,300	115,605
Burford Capital Ltd.	106,604	669,669
Carolina Financial Corp.	625	21,144
Cass Information Systems, Inc.	473	18,972
Cato Corp. (The), Class A	1,600	18,016
Chase Corp.	430	40,532
Chesapeake Utilities Corp.	1,190	104,577
Chevron Corp.	32,193	2,961,756
Cigna Corp.	13,224	2,588,995
Cisco Systems, Inc.	67,175	2,846,876
Citigroup, Inc.	51,282	2,490,254
Cogent Communications Holdings, Inc.	1,200	100,596
Cohen & Steers, Inc.	2,025	116,923
Collectors Universe, Inc.	4,650	102,160
Comcast Corp., Class A	84,789	3,190,610
Commercial Metals Co.	6,550	104,407
Comtech Telecommunications Corp.	1,625	30,079
CONMED Corp.	290	21,434
ConnectOne Bancorp, Inc.	3,000	44,820
Consolidated-Tomoka Land Co.	330	13,870
CoreCivic, Inc.	2,200	28,864
CorEnergy Infrastructure Trust, Inc.	2,668	32,390
Corvel Corp.(b)	780	41,098
Costco Wholesale Corp.	8,116	2,459,148
Cross Country Healthcare, Inc.(b)	6,000	37,740
CSW Industrials, Inc.	1,445	95,717
Cummins, Inc.	11,288	1,845,588
Customers Bancorp, Inc.(b)	5,290	67,500
Common Stocks (continued)
Issuer	Shares	Value ($)
CVR Energy, Inc.	4,000	95,400
Deckers Outdoor Corp.(b)	425	63,223
Delek U.S. Holdings, Inc.	1,800	42,030
DHI Group, Inc.(b)	18,300	50,874
Dine Brands Global, Inc.	900	39,951
Discovery, Inc., Class A(b)	81,435	1,825,773
DMC Global Inc	875	22,584
DTE Energy Co.	17,571	1,822,816
Dynavax Technologies Corp.(b)	9,375	39,844
EastGroup Properties, Inc.	1,235	130,910
Edgewell Personal Care Co.(b)	2,275	62,813
Electronic Arts, Inc.(b)	16,812	1,920,939
Eli Lilly and Co.	18,213	2,816,458
EMCOR Group, Inc.	450	28,589
Employers Holdings, Inc.	2,600	78,962
Encore Capital Group, Inc.(b)	2,850	74,043
Enova International, Inc.(b)	4,700	75,388
Enstar Group Ltd.(b)	535	77,372
EOG Resources, Inc.	18,390	873,709
Essent Group Ltd.	3,425	93,571
Exact Sciences Corp.(b)	11,357	896,976
ExlService Holdings, Inc.(b)	470	29,013
Fate Therapeutics, Inc.(b)	2,190	59,962
Federal Agricultural Mortgage Corp.	1,540	102,610
Federated Hermes, Inc., Class B	4,575	104,173
Fidelity National Information Services, Inc.	21,469	2,831,546
First BanCorp	14,700	85,701
Flagstar Bancorp, Inc.	4,100	106,231
Formfactor, Inc.(b)	950	22,135
Forterra, Inc.(b)	5,100	41,616
Foundation Building Materials, Inc.(b)	5,600	65,520
FTI Consulting, Inc.(b)	570	72,595
Fulton Financial Corp.	5,150	60,203
Genesco, Inc.(b)	2,200	41,646
Genworth Financial, Inc., Class A(b)	13,200	47,916
Gibraltar Industries, Inc.(b)	2,475	114,592
GMS, Inc.(b)	5,625	103,387
GNC Holdings, Inc., Class A(b)	19,200	11,050
Gogo(b)	7,200	11,736

Columbia Global Opportunities Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Gossamer Bio, Inc.(b)	1,935	25,194
Gray Television, Inc.(b)	2,850	33,089
Great Lakes Dredge & Dock Corp.(b)	10,750	95,030
Great Southern Bancorp, Inc.	1,375	58,534
Hackett Group	5,850	86,755
Hallmark Financial Services, Inc.(b)	2,700	11,664
HealthStream, Inc.(b)	3,775	86,164
Heidrick & Struggles International, Inc.	3,550	79,662
Helix Energy Solutions Group, Inc.(b)	8,800	22,352
Herman Miller, Inc.	3,025	68,183
Hibbett Sports, Inc.(b)	3,900	60,177
Hilltop Holdings, Inc.	5,750	110,975
HNI Corp.	3,475	84,581
Home Depot, Inc. (The)	17,483	3,843,288
Houlihan Lokey, Inc.	250	14,845
HUB Group, Inc., Class A(b)	1,460	70,241
Immunomedics, Inc.(b)	6,370	193,521
Independence Realty Trust, Inc.	6,050	60,923
Independent Bank Corp.	2,300	33,787
Ingles Markets, Inc., Class A	2,240	91,459
Innospec, Inc.	1,090	79,047
Insmed, Inc.(b)	10,265	236,095
Insteel Industries, Inc.	4,200	73,794
Integer Holdings Corp.(b)	1,710	127,327
International Bancshares Corp.	3,435	99,581
International Business Machines Corp.	24,143	3,031,395
Invacare Corp.	2,500	18,800
Invesco Mortgage Capital, Inc.	6,300	19,152
Investors Bancorp, Inc.	11,700	108,927
Investors Real Estate Trust	1,513	94,759
j2 Global, Inc.	1,760	141,926
John B. Sanfilippo & Son, Inc.	1,130	92,807
Johnson & Johnson	33,030	4,955,821
JPMorgan Chase & Co.	40,784	3,905,476
Karuna Therapeutics, Inc.(b)	200	16,616
KBR, Inc.	3,725	75,468
KeyCorp	127,574	1,486,237
Kforce, Inc.	3,525	105,574
Kimberly-Clark Corp.	17,145	2,374,240
Common Stocks (continued)
Issuer	Shares	Value ($)
Koppers Holdings, Inc.(b)	850	13,396
L3 Harris Technologies, Inc.	10,564	2,046,247
Lantheus Holdings, Inc.(b)	6,950	90,697
Lexington Realty Trust	11,600	121,220
Liberty Global PLC, Class C(b)	57,592	1,054,510
Lithia Motors, Inc., Class A	850	93,976
Lydall, Inc.(b)	4,050	45,360
M/I Homes, Inc.(b)	2,175	55,375
Magellan Health, Inc.(b)	1,890	114,780
Malibu Boats, Inc., Class A(b)	2,925	100,561
Marriott Vacations Worldwide Corp.	1,230	102,090
Masco Corp.	52,001	2,134,121
MasTec, Inc.(b)	2,590	92,981
MasterCard, Inc., Class A	13,478	3,706,046
MasterCraft Boat Holdings, Inc.(b)	2,650	27,693
Matrix Service Co.(b)	5,700	59,508
MAXIMUS, Inc.	1,335	89,872
Medical Properties Trust, Inc.	95,059	1,629,311
Medifast, Inc.	1,310	99,403
Medpace Holdings, Inc.(b)	1,485	118,592
Meet Group, Inc. (The)(b)	7,400	45,658
Meridian Bancorp, Inc.	3,000	35,340
Meritage Homes Corp.(b)	220	11,563
Meta Financial Group, Inc.	3,525	64,930
Methode Electronics, Inc.	3,750	112,575
Metropolitan Bank Holding Corp.(b)	350	8,782
Microsoft Corp.	65,705	11,774,993
MicroStrategy, Inc., Class A(b)	120	15,160
Midland States Bancorp, Inc.	2,500	40,550
MidWestOne Financial Group, Inc.	900	18,783
Mirati Therapeutics, Inc.(b)	830	70,583
Modine Manufacturing Co.(b)	4,450	20,604
Mondelez International, Inc., Class A	44,354	2,281,570
MRC Global, Inc.(b)	12,200	65,392
Mueller Industries, Inc.	4,275	110,722
National CineMedia, Inc.	6,800	22,440
Natus Medical, Inc.(b)	4,000	99,960
New Senior Investment Group, Inc.	16,600	54,946
NIC, Inc.	4,625	112,064

6	Columbia Global Opportunities Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Nicolet Bankshares, Inc.(b)	850	46,767
Nike, Inc., Class B	27,601	2,406,255
NMI Holdings, Inc., Class A(b)	4,600	62,192
Norfolk Southern Corp.	11,764	2,012,820
Northrop Grumman Corp.	6,315	2,088,181
NorthWestern Corp.	950	54,806
NortonLifeLock, Inc.	112,621	2,395,449
NuVasive, Inc.(b)	920	56,010
NVIDIA Corp.	8,098	2,366,883
Odonate Therapeutics, Inc.(b)	2,200	61,930
Office Properties Income Trust	3,600	98,640
OFG Bancorp	5,800	72,964
Omnicell, Inc.(b)	1,780	129,762
Otter Tail Corp.	625	27,738
Owens & Minor, Inc.	14,200	100,536
Pacific Premier Bancorp, Inc.	4,350	92,872
Papa John’s International, Inc.	220	15,822
Perdoceo Education Corp.(b)	6,300	81,900
Perspecta, Inc.	6,250	134,812
PetMed Express, Inc.	1,225	48,473
Phibro Animal Health Corp., Class A	3,425	91,482
Philip Morris International, Inc.	34,585	2,580,041
Piedmont Office Realty Trust, Inc.	2,850	49,448
Plexus Corp.(b)	1,760	110,334
Portland General Electric Co.	2,835	132,650
Precision BioSciences, Inc.(b)	3,662	25,195
Preferred Bank	1,610	61,421
Prestige Consumer Healthcare, Inc.(b)	2,975	121,053
Primo Water Corp.	165,564	1,698,687
Progress Software Corp.	3,000	122,730
ProLogis, Inc.	26,885	2,398,949
Providence Service Corp. (The)(b)	600	34,806
PS Business Parks, Inc.	876	113,083
QCR Holdings, Inc.	2,225	68,485
Qorvo, Inc.(b)	10,077	987,848
Qualys, Inc.(b)	1,300	137,072
Quanex Building Products Corp.	7,050	87,913
Quidel Corp.(b)	1,145	159,155
Quotient Ltd.(b)	64,320	595,282
Common Stocks (continued)
Issuer	Shares	Value ($)
Radian Group, Inc.	7,250	108,605
Radiant Logistics, Inc.(b)	12,600	53,928
RE/MAX Holdings, Inc., Class A	425	11,173
Reata Pharmaceuticals, Inc., Class A(b)	660	104,386
Regional Management Corp.(b)	4,125	65,752
Restoration Hardware Holdings, Inc.(b)	555	79,798
Retail Value, Inc.	6,594	95,415
Revolution Medicines, Inc.(b)	2,861	89,463
Rexnord Corp.	4,025	109,762
RMR Group, Inc. (The), Class A	2,425	71,925
Rogers Corp.(b)	1,100	122,144
Rubius Therapeutics, Inc.(b)	2,890	17,485
Sage Therapeutics, Inc.(b)	4,212	164,184
Sanmina Corp.(b)	4,225	117,159
Sarepta Therapeutics, Inc.(b)	535	63,066
Scansource, Inc.(b)	3,775	97,848
Schweitzer-Mauduit International, Inc.	3,400	109,548
SeaWorld Entertainment, Inc.(b)	4,325	63,534
SecureWorks Corp., Class A(b)	900	10,242
Selective Insurance Group, Inc.	340	17,044
Sleep Number Corp.(b)	1,925	57,557
Southwest Gas Holdings, Inc.	1,820	137,956
SpartanNash Co.	6,400	109,760
Sportsman’s Warehouse Holdings, Inc.(b)	10,800	77,328
SpringWorks Therapeutics, Inc.(b)	2,783	84,214
SPS Commerce, Inc.(b)	2,300	127,673
SPX Corp.(b)	2,550	97,231
Stamps.com, Inc.(b)	685	108,415
Stanley Black & Decker, Inc.	15,780	1,738,956
Strategic Education, Inc.	280	44,604
Supernus Pharmaceuticals, Inc.(b)	1,430	33,462
Synaptics, Inc.(b)	1,950	127,510
Syneos Health, Inc.(b)	2,590	144,496
Target Corp.	20,299	2,227,612
Taylor Morrison Home Corp., Class A(b)	6,050	88,027
TCR2 Therapeutics, Inc.(b)	3,650	34,821
TechTarget, Inc.(b)	4,325	100,859
Teladoc Health, Inc.(b)	200	32,918
Tenet Healthcare Corp.(b)	1,250	25,225

Columbia Global Opportunities Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Tetra Tech, Inc.	240	18,067
Thermon(b)	1,650	25,212
T-Mobile U.S.A., Inc.(b)	22,887	2,009,479
TopBuild Corp.(b)	940	87,599
TTEC Holdings, Inc.	2,550	99,399
Turning Point Therapeutics, Inc.(b)	1,383	71,238
Ultra Clean Holdings, Inc.(b)	5,350	98,386
Ultragenyx Pharmaceutical, Inc.(b)	550	33,237
Union Pacific Corp.	15,408	2,462,044
United Community Banks, Inc.	2,500	52,863
Uniti Group, Inc.	14,100	99,546
Unitil Corp.	1,735	87,288
Usana Health Sciences, Inc.(b)	1,265	112,863
Varex Imaging Corp.(b)	3,650	95,374
Vector Group Ltd.	2,415	25,841
Veritiv Corp.(b)	8,400	78,708
Verso Corp., Class A(b)	7,175	99,661
Vishay Intertechnology, Inc.	7,350	121,936
Vishay Precision Group, Inc.(b)	1,900	43,928
W&T Offshore, Inc.(b)	4,800	13,296
Waddell & Reed Financial, Inc., Class A	6,950	101,122
Walt Disney Co. (The)	28,799	3,114,612
World Fuel Services Corp.	1,825	45,625
WW International, Inc.(b)	1,050	26,786
Xperi Corp.	6,750	103,140
Yelp, Inc.(b)	450	10,058
Zumiez, Inc.(b)	2,800	59,192
Total		176,696,574
Total Common Stocks (Cost $294,597,852)		309,591,397

Exchange-Traded Alternative Strategies Funds 0.7%
	Shares	Value ($)
United States 0.7%
Invesco DB Gold Fund	71,000	3,530,830
Total Exchange-Traded Alternative Strategies Funds (Cost $2,728,530)		3,530,830

Exchange-Traded Equity Funds 0.8%
	Shares	Value ($)
United States 0.8%
iShares MSCI Canada ETF	156,328	3,795,644
Total Exchange-Traded Equity Funds (Cost $3,826,909)		3,795,644

Foreign Government Obligations(f),(g) 6.8%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Chile 0.5%
Bonos de la Tesoreria de la Republica en pesos
03/01/2026	4.500%	CLP	1,900,000,000	2,613,022
France 0.2%
French Republic Government Bond OAT(e)
05/25/2045	3.250%	EUR	644,000	1,164,218
Indonesia 1.0%
Indonesia Treasury Bond
09/15/2030	7.000%	IDR	80,000,000,000	5,071,674
Japan 2.1%
Japan Government 20-Year Bond
12/20/2027	2.100%	JPY	374,800,000	4,098,121
Japan Government 30-Year Bond
03/20/2047	0.800%	JPY	363,100,000	3,721,061
06/20/2048	0.700%	JPY	161,650,000	1,620,586
09/20/2048	0.900%	JPY	78,600,000	826,841
Total				10,266,609
Mexico 0.3%
Mexican Bonos
05/31/2029	8.500%	MXN	27,537,400	1,292,929
New Zealand 0.5%
New Zealand Government Bond
04/20/2029	3.000%	NZD	2,155,000	1,580,658
New Zealand Government Bond(e)
04/15/2037	2.750%	NZD	1,259,000	963,482
Total				2,544,140
South Africa 0.8%
Republic of South Africa Government Bond
12/21/2026	10.500%	ZAR	36,465,000	2,172,238
01/31/2030	8.000%	ZAR	33,135,000	1,540,909
Total				3,713,147

8	Columbia Global Opportunities Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2020 (Unaudited)
Foreign Government Obligations(f),(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
South Korea 1.1%
Korea Treasury Bond
12/10/2028	2.375%	KRW	3,660,000,000	3,236,926
06/10/2029	1.875%	KRW	2,662,000,000	2,264,716
Total				5,501,642
United Kingdom 0.3%
United Kingdom Gilt(e)
01/22/2044	3.250%	GBP	612,297	1,224,877
Total Foreign Government Obligations (Cost $33,895,147)				33,392,258

Inflation-Indexed Bonds(f) 1.4%

Japan 0.5%
Japanese Government CPI-Linked Bond
03/10/2027	0.100%	JPY	278,936,147	2,591,432
United Kingdom 0.1%
United Kingdom Gilt Inflation-Linked Bond(e)
03/22/2052	0.250%	GBP	199,049	514,724
United States 0.8%
U.S. Treasury Inflation-Indexed Bond
07/15/2027	0.375%		1,830,498	1,941,011
01/15/2028	0.500%		1,733,501	1,850,781
Total				3,791,792
Total Inflation-Indexed Bonds (Cost $6,432,295)				6,897,948

Preferred Stocks 0.0%
Issuer	Shares	Value ($)
Brazil 0.0%
Azul SA(b)	22,300	70,863
Total Preferred Stocks (Cost $187,446)		70,863

Residential Mortgage-Backed Securities - Agency 4.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 4.8%
Government National Mortgage Association TBA(h)
05/20/2050	3.500%	3,700,000	3,924,891
05/20/2050	4.000%	1,400,000	1,486,624
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(h)
05/18/2035	2.500%	1,000,000	1,045,586
05/18/2035 - 05/13/2050	3.000%	4,250,000	4,485,439
05/13/2050	3.500%	2,700,000	2,852,957
05/13/2050	4.000%	2,500,000	2,662,791
05/13/2050	4.500%	1,500,000	1,617,187
05/13/2050	5.000%	4,800,000	5,217,015
Total			23,292,490
Total Residential Mortgage-Backed Securities - Agency (Cost $23,267,857)			23,292,490

U.S. Treasury Obligations 0.4%

United States 0.4%
U.S. Treasury
02/15/2030	1.500%	1,850,000	2,003,203
Total U.S. Treasury Obligations (Cost $2,005,157)			2,003,203

Options Purchased Puts 0.1%
Value ($)
(Cost $676,358)	372,960

Money Market Funds 21.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.519%(a),(i)	106,180,075	106,201,311
Total Money Market Funds (Cost $106,171,923)		106,201,311
Total Investments in Securities (Cost $477,116,783)		491,663,671
Other Assets & Liabilities, Net		(4,099,909)
Net Assets		$487,563,762

At April 30, 2020, securities and/or cash totaling $16,555,316 were pledged as collateral.
Columbia Global Opportunities Fund | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2020 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
32,763,063,000 IDR	2,075,582 USD	Citi	06/04/2020	—	(78,819)
4,708,196,000 KRW	3,824,847 USD	Citi	06/04/2020	—	(52,371)
53,000 MXN	2,134 USD	Citi	06/04/2020	—	(54)
2,045,337,000 CLP	2,394,251 USD	Goldman Sachs	06/04/2020	—	(57,402)
526,750,000 JPY	4,926,857 USD	HSBC	06/04/2020	16,290	—
24,265,000 MXN	977,080 USD	HSBC	06/04/2020	—	(24,391)
8,026,000 NZD	4,930,693 USD	HSBC	06/04/2020	8,218	—
1,504,000 NZD	903,287 USD	HSBC	06/04/2020	—	(19,140)
731,146 USD	5,182,000 CNY	HSBC	06/04/2020	1,121	—
2,858,300 USD	2,315,000 GBP	HSBC	06/04/2020	57,805	—
26,233,263 USD	2,818,365,365 JPY	HSBC	06/04/2020	40,627	—
4,127,031 USD	43,982,803 NOK	HSBC	06/04/2020	166,758	—
4,028,687 USD	6,709,000 NZD	HSBC	06/04/2020	86,050	—
251,432 USD	1,060,000 PLN	HSBC	06/04/2020	3,988	—
631,953 USD	6,372,000 SEK	HSBC	06/04/2020	21,393	—
72,211,000 ZAR	3,776,923 USD	HSBC	06/04/2020	—	(105,495)
2,160,000 CAD	1,495,127 USD	Morgan Stanley	05/14/2020	—	(56,672)
608,000 GBP	747,131 USD	Morgan Stanley	05/14/2020	—	(18,676)
1,576,000 ILS	423,699 USD	Morgan Stanley	05/14/2020	—	(28,522)
311,486,000 JPY	2,869,953 USD	Morgan Stanley	05/14/2020	—	(32,987)
2,163,976,000 KRW	1,731,081 USD	Morgan Stanley	05/14/2020	—	(46,926)
8,054,000 NOK	713,079 USD	Morgan Stanley	05/14/2020	—	(73,098)
1,064,289 USD	1,842,000 AUD	Morgan Stanley	05/14/2020	136,093	—
974,444 USD	940,000 CHF	Morgan Stanley	05/14/2020	—	(330)
1,587,218 USD	1,453,000 EUR	Morgan Stanley	05/14/2020	5,366	—
962,990 USD	9,845,000 SEK	Morgan Stanley	05/14/2020	46,258	—
1,163,558 USD	1,678,000 SGD	Morgan Stanley	05/14/2020	26,434	—
15,113,000 AUD	9,861,157 USD	Morgan Stanley	06/04/2020	11,691	—
6,864,000 CAD	4,927,829 USD	Morgan Stanley	06/04/2020	—	(3,578)
6,770,000 CHF	6,936,539 USD	Morgan Stanley	06/04/2020	—	(83,298)
3,640,441 USD	5,709,000 AUD	Morgan Stanley	06/04/2020	80,236	—
4,457,783 USD	6,272,000 CAD	Morgan Stanley	06/04/2020	48,304	—
9,875,868 USD	9,531,000 CHF	Morgan Stanley	06/04/2020	6,858	—
507,478 USD	3,511,000 DKK	Morgan Stanley	06/04/2020	8,447	—
48,117,744 USD	44,631,572 EUR	Morgan Stanley	06/04/2020	821,860	—
8,268,476 USD	6,693,000 GBP	Morgan Stanley	06/04/2020	162,407	—
229,051 USD	4,385,000 ZAR	Morgan Stanley	06/04/2020	6,708	—
45,962,524,000 IDR	2,915,479 USD	Standard Chartered	06/04/2020	—	(106,879)
6,350,335 USD	45,008,000 CNY	Standard Chartered	06/04/2020	9,734	—
Total				1,772,646	(788,638)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini Japanese Government Bond	20	06/2020	JPY	305,500,000	—	(61,545)
Australian 10-Year Bond	216	06/2020	AUD	32,151,317	—	(554,293)
CAC40 Index	55	05/2020	EUR	2,500,025	118,268	—
Canadian Government 10-Year Bond	113	06/2020	CAD	16,881,070	693,447	—
Euro Buxl	1	06/2020	EUR	219,200	7,036	—
Euro-BTP	15	06/2020	EUR	2,079,000	—	(114,532)
Euro-Bund	20	06/2020	EUR	3,488,600	19,305	—
Euro-OAT	4	06/2020	EUR	675,320	—	(14,982)
FTSE/MIB Index	56	06/2020	EUR	4,917,080	767,676	—
Japanese 10-Year Government Bond	18	06/2020	JPY	2,750,220,000	—	(527,218)
Long Gilt	68	06/2020	GBP	9,363,600	349,653	—
10	Columbia Global Opportunities Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2020 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	3	06/2020	USD	196,005	30,218	—
S&P/TSX 60 Index	29	06/2020	CAD	5,151,560	629,284	—
U.S. Treasury 10-Year Note	169	06/2020	USD	23,501,563	1,038,536	—
U.S. Treasury 5-Year Note	320	06/2020	USD	40,155,000	1,355,701	—
U.S. Ultra Treasury Bond	73	06/2020	USD	16,409,031	1,715,917	—
Total					6,725,041	(1,272,570)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Amsterdam Index	(44)	05/2020	EUR	(4,501,200)	—	(231,506)
DAX Index	(15)	06/2020	EUR	(4,069,125)	—	(880,338)
Euro-Bund	(28)	06/2020	EUR	(4,884,040)	—	(121,940)
MSCI EAFE Index	(215)	06/2020	USD	(17,611,725)	—	(1,074,977)
MSCI Emerging Markets Index	(606)	06/2020	USD	(27,448,770)	—	(1,439,762)
Russell 2000 Index E-mini	(42)	06/2020	USD	(2,744,070)	—	(589,460)
S&P 500 Index E-mini	(281)	06/2020	USD	(40,778,720)	—	(6,172,405)
TOPIX Index	(44)	06/2020	JPY	(639,760,000)	—	(348,885)
Total					—	(10,859,273)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
SPDR S&P 500 ETF Trust	JPMorgan	USD	24,400,320	840	250.00	06/19/2020	593,119	332,220
SPDR S&P 500 ETF Trust	JPMorgan	USD	24,400,320	840	190.00	06/19/2020	83,239	40,740
Total							676,358	372,960

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
SPDR S&P 500 ETF Trust	JPMorgan	USD	(24,400,320)	(840)	314.00	6/19/2020	(199,837)	(173,880)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
SPDR S&P 500 ETF Trust	JPMorgan	USD	(48,800,640)	(1,680)	220.00	06/19/2020	(465,229)	(230,160)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
6-Month NOK NIBOR	Fixed rate of 1.963%	Receives SemiAnnually, Pays Annually	Morgan Stanley	01/10/2030	NOK	13,073,000	(128,402)	—	—	—	(128,402)
3-Month SEK STIBOR	Fixed rate of 0.290%	Receives Quarterly, Pays Annually	Morgan Stanley	03/06/2030	SEK	12,649,000	2,067	—	—	2,067	—
Total							(126,335)	—	—	2,067	(128,402)

Columbia Global Opportunities Fund | Quarterly Report 2020	11

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2020 (Unaudited)
Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 33	Morgan Stanley	06/20/2025	1.000	Quarterly	3.359	USD	1,500,000	51,181	—	—	51,181	—
Markit CDX North America Investment Grade Index, Series 34	Morgan Stanley	06/20/2025	1.000	Quarterly	0.872	USD	38,255,000	624,947	—	—	624,947	—
Markit iTraxx Europe Main Index, Series 33	Morgan Stanley	06/20/2025	1.000	Quarterly	0.808	EUR	3,000,000	55,204	—	—	55,204	—
Total								731,332	—	—	731,332	—

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
3-Month SEK STIBOR	Stockholm Interbank Offered Rate	0.257%
6-Month NOK NIBOR	Norwegian Interbank Offered Rate	0.700%
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	3,377,841	41,907	(2,701,243)	718,505	—	(4,297,031)	2,341,206	185,646	2,514,767
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	1,174,033	26,470	(1,200,503)	—	99,375	189,366	(283,855)	169,327	—
Columbia Short-Term Cash Fund, 0.519%
	115,483,480	255,182,509	(264,485,914)	106,180,075	—	(2,845)	30,052	1,356,963	106,201,311
Total					99,375	(4,110,510)	2,087,403	1,711,936	108,716,078

(b)	Non-income producing investment.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2020, the total value of these securities amounted to $43,746, which represents 0.01% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2020, the total value of these securities amounted to $4,165,406, which represents 0.85% of total net assets.
(f)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(g)	Principal and interest may not be guaranteed by a governmental entity.
(h)	Represents a security purchased on a when-issued basis.
(i)	The rate shown is the seven-day current annualized yield at April 30, 2020.
12	Columbia Global Opportunities Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2020 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Global Opportunities Fund | Quarterly Report 2020	13